Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,905,934.00
Previously Paid Amount	0.00
Total Fee Amount	2,196.61
Total Offset Amount	0.00
Net Fee	2,196.61
Narrative - Max Aggregate Offering Price	$ 15,905,934
Final Prospectus	true